Material Accounting Policy Information - Summary of Financial Assets and Liabilites At Date Of Initial Application Of IFRS9 (Parenthetical) (Detail) - EUR (€) € in Millions	Jan. 01, 2023	Jan. 01, 2022
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
Financial assets, carrying amount immediately before initial application of IFRS 9	€ 272,217	€ 428,281
IAS 39 and IFRS 9 investments [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
Financial assets, carrying amount immediately before initial application of IFRS 9	256,328	405,578
Financial assets, carrying amount immediately after initial application of IFRS 9	254,257	406,871
IAS 39 and IFRS 9 investments in real estates [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
Financial assets, carrying amount immediately before initial application of IFRS 9	502	3,206
Financial assets, carrying amount immediately after initial application of IFRS 9	502	3,206
Other assets and receivables [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
Financial assets, carrying amount immediately before initial application of IFRS 9	9,722	6,988
Financial assets, carrying amount immediately after initial application of IFRS 9	8,671	6,025
Other assets and receivables own used real estates and right of use assets [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
Financial assets, carrying amount immediately before initial application of IFRS 9	482	654
Financial assets, carrying amount immediately after initial application of IFRS 9	€ 482	€ 654